Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 356
2023	15,654
2024	6,361
2025	3,588
2026	3,576
2027 and thereafter	20,078
Total minimum lease payments	49,257
Less: interest	(10,336)
Present value of lease obligations	¥ 38,921	$ 5,643	¥ 55,388